Lease liabilities - Schedule of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities.
Beginning balance	€ 154,072	€ 145,769
Additions due to new leases and store renewals	13,622	46,465
Interest expense	6,722	7,652
Repayment of lease liabilities (including interest expense)	(41,347)	(40,095)
Contract modifications	4,611	(10,057)
Disposals	(1,839)	(505)
Transfer to held for sale	(3,479)
Net foreign exchange differences	(10,189)	4,843
Ending balance	122,173	154,072
Non-current	93,375	117,966
Current	€ 28,798	€ 36,106